Offerings - Offering: 1	May 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1 per share
Amount Registered | shares	1,100,000
Proposed Maximum Offering Price per Unit	555.40
Maximum Aggregate Offering Price	$ 610,940,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 93,534.91
Offering Note	1. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement covers any additional securities as may hereinafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations, other capital adjustments or similar transactions. 2.Estimated pursuant to Rule 457(c) and 457(h) under the Securities Act solely for purposes of calculating the registration fee. The fee is computed based upon $575.00, which represents the average of the high and low prices per share of the Registrant's Common Stock on May 19, 2025, as reported on the New York Stock Exchange.